Prepaid Expenses, Deposits and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Expenses, Deposits and Other Current Assets

Prepaid expenses, deposits and other current assets consist of the following:

	December 31,
	2012	2013
	RMB	RMB

Prepaid rental	91,787	101,337
Rental deposits	695	244
Prepayments for purchases of merchandise	14,486	25,359
Advances to employees	2,021	3,077
Deferred tax charge on unrealized profits on inter-company sales	11,437	16,337
Store consumables and supplies	9,929	12,235
Accrued interest income	10,905	4,445
Other prepaid expenses and deposits	5,992	6,176

	147,252	169,210